Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2018
Accounting Policies [Abstract]
Schedule of share-based payments
The following table summarizes amounts related to share-based payments.

	Year Ended April 30,
	2018	2017		2016
Share-based compensation expense included in SD&A	$13.7	$22.3		$26.3
Share-based compensation expense (benefit) included in other special project costs	1.7	(0.3)	(A)	8.3
Total share-based compensation expense	$15.4	$22.0		$34.6
Related income tax benefit	$4.6	$7.2		$10.2

(A)
During 2017, we concluded that a portion of the performance objectives were unachievable, and therefore reversed the life-to-date compensation cost recognized. For additional information, see Note 12: Share-Based Payments.